Other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 58,658	$ 62,839
Additions	1,992	5,904
Disposals	(7,324)	(13,739)
Business combinations (Note 5)	45
Exchange differences	(1,549)	3,654
Other intangible assets at end of the year	51,822	58,658	$ 62,839
Impairment of intangible assets	16,073	443	230
Intangible assets pledged as security	26,948
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(72,751)	(54,629)
Additions	(9,312)	(8,440)
Disposals		565
Transfers from/(to) other accounts		3,894
Exchange differences	2,546	(6,353)
Other intangible assets at end of the year	(79,517)	(72,751)	(54,629)
Accumulated impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(10,258)	(8,666)
Additions	(16,073)	(443)
Exchange differences	718	(1,149)
Other intangible assets at end of the year	(25,613)	(10,258)	(8,666)
Other segments
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	10,048
Other intangible assets at end of the year	1,256	10,048
Other segments | Spain
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets	13,947
Capitalised development expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	50,482	40,354
Additions	992	260
Transfers from/(to) other accounts	1,919	(4,044)
Exchange differences	(2,408)	5,824
Other intangible assets at end of the year	50,985	50,482	40,354
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836	37,836
Rights of use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	23,039	20,345
Additions		55
Exchange differences	(648)	2,639
Other intangible assets at end of the year	22,391	23,039	20,345
Computer software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	6,047	5,815
Disposals	(64)	(10)
Business combinations (Note 5)	45
Exchange differences	(101)	242
Other intangible assets at end of the year	5,927	6,047	5,815
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	24,263	21,784
Additions	26,385	14,472
Disposals	(7,260)	(14,294)
Transfers from/(to) other accounts	(1,919)	150
Exchange differences	(1,656)	2,451
Other intangible assets at end of the year	$ 39,813	$ 24,263	$ 21,784